Investment Objectives and Goals	Dec. 29, 2025
Class A | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class A | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class A | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class A | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class A | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class A | U.S. Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Class A | Investment Quality Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Class A | Large Capitalization Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Class A | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Large Capitalization Growth Portfolio seeks capital appreciation.
Class A | Mid Capitalization Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Class A | Small Capitalization Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Small Capitalization Portfolio seeks maximum capital appreciation.
Class A | International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The International Equity Portfolio seeks long-term capital appreciation.
Class A | Health & Biotechnology Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Health & Biotechnology Portfolio seeks long-term capital growth.
Class A | Technology & Communications Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Technology & Communications Portfolio seeks long-term growth of capital.
Class C | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class C | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class C | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class C | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class C | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class C | U.S. Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Class C | Investment Quality Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Class C | Large Capitalization Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Class C | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Large Capitalization Growth Portfolio seeks capital appreciation.
Class C | Mid Capitalization Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Class C | Small Capitalization Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Small Capitalization Portfolio seeks maximum capital appreciation.
Class C | International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The International Equity Portfolio seeks long-term capital appreciation.
Class C | Health & Biotechnology Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Health & Biotechnology Portfolio seeks long-term capital growth.
Class C | Technology & Communications Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Technology & Communications Portfolio seeks long-term growth of capital.
Class I | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class I | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class I | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class I | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class I | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Class I | U.S. Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Class I | Investment Quality Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Class I | Large Capitalization Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Class I | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Large Capitalization Growth Portfolio seeks capital appreciation.
Class I | Mid Capitalization Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Class I | Small Capitalization Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Small Capitalization Portfolio seeks maximum capital appreciation.
Class I | International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The International Equity Portfolio seeks long-term capital appreciation.
Class I | Health & Biotechnology Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Health & Biotechnology Portfolio seeks long-term capital growth.
Class I | Technology & Communications Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Technology & Communications Portfolio seeks long-term growth of capital.